Derivative Financial Instruments - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2013
Derivative [Line Items]
Cash flow hedge gain (loss) to be reclassified within next 12 months	¥ 25